Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Desktop Metal, Inc.
Entity Central Index Key	0001754820
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false